Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income (loss)	$ (1,721)	$ 933
Adjustments to reconcile net income (loss) to net cash from operating activities:
Goodwill impairment	947
Depreciation	234	255
Accretion of purchased loan discount	(97)	(45)
Amortization of discounts and premiums on investment securities, net	(25)	(29)
Amortization of deferred loan origination costs (fees)	(6)	(17)
Net gain on sale of loans	(14)	(5)
Net gain on real estate owned	(8)
ESOP compensation expense		4
Net gain on sale of property & equipment		(10)
Earnings on bank-owned life insurance	(84)	(81)
Provision for credit losses	24	113
Origination of loans held for sale	(892)	(157)
Proceeds from loans held for sale	796	314
Deferred income tax	(289)	(234)
Changes in:
Accrued interest receivable	(267)	(253)
Prepaid expenses and other assets	(208)	232
Accrued interest payable	106	58
Accounts payable and other liabilities	50	74
Net cash provided (used) by operating activities	(1,454)	1,152
Cash flows from investing activities:
Purchase of investments available for sale		(4,974)
Purchase of FHLB stock	(1,519)	(472)
Investment securities maturities, prepayments and calls:
Held to maturity	57	61
Available for sale	2,582	2,836
Proceeds from redemption of FHLB stock	1,912	2,347
Proceeds from sale of property & equipment		180
Loans originated for investment, net of principal collected	(19,637)	(39,335)
Proceeds from sale of real estate owned	68
Additions to premises and equipment, net	(66)	(127)
Net cash used in investing activities	(16,603)	(39,484)
Cash flows from financing activities:
Net increase (decrease) in deposits	29,830	(13,548)
Payments by borrowers for taxes and insurance, net	116	27
Proceeds from Federal Home Loan Bank advances	84,878	135,300
Repayments on Federal Home Loan Bank advances	(85,977)	(99,279)
Treasury stock purchases		(461)
Dividends paid on common stock	(670)	(1,363)
Net cash provided by financing activities	28,177	20,676
Net increase (decrease) in cash and cash equivalents	10,120	(17,656)
Beginning cash and cash equivalents	8,167	25,823
Ending cash and cash equivalents	18,287	8,167
Cash paid during the year for:
Income taxes	125	290
Interest on deposits and borrowings	9,177	3,844
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	$ 10	$ 60